Shareholder Report, Line Graph (Details) 199447_Wahed Dow Jones Islamic World ETF_TF_TSR Annual {TF} - USD ($)						12 Months Ended
	May 31, 2025	May 31, 2024	May 31, 2023	May 31, 2022	Jan. 06, 2022	May 31, 2026
Wahed Dow Jones Islamic World ETF
Account Value [Line Items]
Line Graph and Table Measure Name						Wahed Dow Jones Islamic World ETF NAV
Accumulated Value	$ 10,637	$ 10,021	$ 8,590	$ 8,324	$ 10,000	$ 16,104
MSCI AC WORLD INDEX ex USA Net (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						MSCI AC WORLD INDEX ex USA Net (USD)
Accumulated Value	11,781	10,357	8,871	8,998	10,000	$ 15,641
Dow Jones Islamic Market International Titans 100 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Dow Jones Islamic Market International Titans 100 Total Return Index
Accumulated Value	$ 10,745	$ 10,171	$ 8,729	$ 8,543	$ 10,000	$ 15,814